OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Payroll and social security payable	$ 177,407	$ 183,249
VAT liabilities	79,060	79,085
Other tax liabilities	36,203	30,927
Termination benefits	1,501	1,816
Related Parties (Note 26)	3,341	6,215
Asset retirement obligation (Note 19)	9,851	2,659
Others	43,853	53,050
Other liabilities – Current	$ 351,216	$ 357,001